Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 1,705,225	$ 1,246,285
Cost of Revenue	(537,427)	(371,488)
Gross profit	1,167,798	874,797
Selling and marketing expenses	(7,635)	(3,686)
General and administrative expenses	(1,228,669)	(1,111,748)
Loss on disposal of a subsidiary	(42,346)
Operating income(loss)	(110,852)	(240,637)
Other income(expenses), net	6,380	(15,244)
Income(loss) before income taxes	(104,472)	(225,393)
Income tax expenses( benefits)	(9,024)	(15,187)
Net income(loss)	(113,496)	(240,580)
Foreign currency translation differences	9,704	23,662
Total comprehensive loss for the years	$ (103,792)	$ (216,918)
Basic and diluted loss per ordinary share	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding-Basic and diluted	302,734,900	302,734,900